Federated Muni and Stock Advantage Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER FMUAX)
CLASS B SHARES (TICKER FMNBX)
CLASS C SHARES (TICKER FMUCX)
CLASS F SHARES (TICKER FMUFX)
INSTITUTIONAL SHARES (TICKER FMUIX)

SUPPLEMENT TO Summary PROSPECTUS DATED DECEMBER 31, 2012
Effective June 24, 2013:
1. Under the section entitled “ RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class F Shares (F) or Institutional Shares (IS) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the A class or $1,000,000 in the F class of Federated funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 20.
Shareholder Fees (fees paid directly from your investment)	A	B	C	F	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	A	B	C	F	IS
Management Fee[1]	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	0.00%[1,2]	0.75%	0.75%	None	None
Other Expenses	0.47%	0.47%	0.47%	0.47%	0.22%
Total Annual Fund Operating Expenses[1]	1.22%	1.97%	1.97%	1.22%	0.97%
Fee Waivers and/or Expense Reimbursements[1,3]	0.22%	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.00%	1.75%	1.75%	1.00%	0.75%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund. In the case of the Fund's A class, the Distribution (12b-1) Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements also have been restated to reflect current fees as described in footnote 2 below.
2	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (“ Trustees”).
3	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's A class, B class, C class, F class and IS class (after the voluntary waivers and/or reimbursements) will not exceed 1.00%, 1.75%, 1.75%, 1.00% and 0.75% (the “Fee Limit”) respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$667	$916	$1,183	$1,946
Expenses assuming no redemption	$667	$916	$1,183	$1,946
B:
Expenses assuming redemption	$750	$1,018	$1,262	$2,102
Expenses assuming no redemption	$200	$618	$1,062	$2,102
C:
Expenses assuming redemption	$300	$618	$1,062	$2,296
Expenses assuming no redemption	$200	$618	$1,062	$2,296
F:
Expenses assuming redemption	$323	$583	$764	$1,563
Expenses assuming no redemption	$223	$483	$764	$1,563
IS:
Expenses assuming redemption	$99	$309	$536	$1,190
Expenses assuming no redemption	$99	$309	$536	$1,190
June 24, 2013

Federated Muni and Stock Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451769 (6/13)
Federated Muni and Stock Advantage Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER FMUAX)
CLASS B SHARES (TICKER FMNBX)
CLASS C SHARES (TICKER FMUCX)
CLASS F SHARES (TICKER FMUFX)
INSTITUTIONAL SHARES (TICKER FMUIX)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 2012
Effective June 24, 2013:
1. Under the section entitled “ RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class F Shares (F) or Institutional Shares (IS) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the A class or $1,000,000 in the F class of Federated funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 20.
Shareholder Fees (fees paid directly from your investment)	A	B	C	F	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	0.00%[1,2]	0.75%	0.75%	None	None
Other Expenses	0.47%	0.47%	0.47%	0.47%	0.22%
Total Annual Fund Operating Expenses[1]	1.22%	1.97%	1.97%	1.22%	0.97%
Fee Waivers and/or Expense Reimbursements[1,3]	0.22%	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.00%	1.75%	1.75%	1.00%	0.75%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund. In the case of the Fund's A class, the Distribution (12b-1) Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements also have been restated to reflect current fees as described in footnote 2 below.
2	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (“ Trustees”).
3	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's A class, B class, C class, F class and IS class (after the voluntary waivers and/or reimbursements) will not exceed 1.00%, 1.75%, 1.75%, 1.00% and 0.75% (the “Fee Limit”) respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$667	$916	$1,183	$1,946
Expenses assuming no redemption	$667	$916	$1,183	$1,946
B:
Expenses assuming redemption	$750	$1,018	$1,262	$2,102
Expenses assuming no redemption	$200	$618	$1,062	$2,102
C:
Expenses assuming redemption	$300	$618	$1,062	$2,296
Expenses assuming no redemption	$200	$618	$1,062	$2,296
F:
Expenses assuming redemption	$323	$583	$764	$1,563
Expenses assuming no redemption	$223	$483	$764	$1,563
IS:
Expenses assuming redemption	$99	$309	$536	$1,190
Expenses assuming no redemption	$99	$309	$536	$1,190
2. Under the section entitled “ Who Manages the Fund,” please replace the introductory sentence under the sub-section, “Advisory Fees,” with the following:
“The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.75% of the Fund's average daily net assets.”
3. Under the section entitled “ Payments to Financial Intermediaries,” in the sub-section entitled “Rule 12b-1 Fees,” please delete the following sentence:
“The Fund's A class has no present intention of paying or accruing a Rule 12b-1 Fee during the fiscal year ending October 31, 2013.”
And replace it with:
“The A class of the Fund has no present intention of paying, accruing or incurring any Rule 12b-1 Fees until such time as approved by the Fund's Board.”
4. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please replace the charts with the following:
FEDERATED MUNI AND STOCK ADVANTAGE FUND - A CLASS
ANNUAL EXPENSE RATIO: 1.22%
MAXIMUM FRONT-END SALES CHARGE: 5.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$472.50	$9,922.50	$667.47	$9,807.21
2	$9,807.21	$490.36	$10,297.57	$121.91	$10,177.92
3	$10,177.92	$508.90	$10,686.82	$126.52	$10,562.65
4	$10,562.65	$528.13	$11,090.78	$131.30	$10,961.92
5	$10,961.92	$548.10	$11,510.02	$136.26	$11,376.28
6	$11,376.28	$568.81	$11,945.09	$141.41	$11,806.30
7	$11,806.30	$590.32	$12,396.62	$146.76	$12,252.58
8	$12,252.58	$612.63	$12,865.21	$152.31	$12,715.73
9	$12,715.73	$635.79	$13,351.52	$158.06	$13,196.38
10	$13,196.38	$659.82	$13,856.20	$164.04	$13,695.20
Cumulative		$5,615.36		$1,946.04

FEDERATED MUNI AND STOCK ADVANTAGE FUND - B CLASS
ANNUAL EXPENSE RATIO: 1.97%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$199.98	$10,303.00
2	$10,303.00	$515.15	$10,818.15	$206.04	$10,615.18
3	$10,615.18	$530.76	$11,145.94	$212.29	$10,936.82
4	$10,936.82	$546.84	$11,483.66	$218.72	$11,268.21
5	$11,268.21	$563.41	$11,831.62	$225.35	$11,609.64
6	$11,609.64	$580.48	$12,190.12	$232.17	$11,961.41
7	$11,961.41	$598.07	$12,559.48	$239.21	$12,323.84
8	$12,323.84	$616.19	$12,940.03	$246.46	$12,697.25
Converts from Class B to Class A				Annual Expense Ratio: 1.22%
9	$12,697.25	$634.86	$13,332.11	$157.83	$13,177.21
10	$13,177.21	$658.86	$13,836.07	$163.80	$13,675.31
Cumulative		$5,744.62		$2,101.85
FEDERATED MUNI AND STOCK ADVANTAGE FUND - C CLASS
ANNUAL EXPENSE RATIO: 1.97%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$199.98	$10,303.00
2	$10,303.00	$515.15	$10,818.15	$206.04	$10,615.18
3	$10,615.18	$530.76	$11,145.94	$212.29	$10,936.82
4	$10,936.82	$546.84	$11,483.66	$218.72	$11,268.21
5	$11,268.21	$563.41	$11,831.62	$225.35	$11,609.64
6	$11,609.64	$580.48	$12,190.12	$232.17	$11,961.41
7	$11,961.41	$598.07	$12,559.48	$239.21	$12,323.84
8	$12,323.84	$616.19	$12,940.03	$246.46	$12,697.25
9	$12,697.25	$634.86	$13,332.11	$253.93	$13,081.98
10	$13,081.98	$654.10	$13,736.08	$261.62	$13,478.36
Cumulative		$5,739.86		$2,295.77

FEDERATED MUNI AND STOCK ADVANTAGE FUND - F CLASS
ANNUAL EXPENSE RATIO: 1.22%
MAXIMUM FRONT-END SALES CHARGE: 1.00%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$495.00	$10,395.00	$223.06	$10,274.22
2	$10,274.22	$513.71	$10,787.93	$127.71	$10,662.59
3	$10,662.59	$533.13	$11,195.72	$132.54	$11,065.64
4	$11,065.64	$553.28	$11,618.92	$137.55	$11,483.92
5	$11,483.92	$574.20	$12,058.12	$142.75	$11,918.01
6	$11,918.01	$595.90	$12,513.91	$148.15	$12,368.51
7	$12,368.51	$618.43	$12,986.94	$153.75	$12,836.04
8	$12,836.04	$641.80	$13,477.84	$159.56	$13,321.24
9	$13,321.24	$666.06	$13,987.30	$165.59	$13,824.78
10	$13,824.78	$691.24	$14,516.02	$171.85	$14,347.36
Cumulative		$5,882.75		$1,562.51
FEDERATED MUNI AND STOCK ADVANTAGE FUND - IS CLASS
ANNUAL EXPENSE RATIO: 0.97%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$98.95	$10,403.00
2	$10,403.00	$520.15	$10,923.15	$102.94	$10,822.24
3	$10,822.24	$541.11	$11,363.35	$107.09	$11,258.38
4	$11,258.38	$562.92	$11,821.30	$111.41	$11,712.09
5	$11,712.09	$585.60	$12,297.69	$115.90	$12,184.09
6	$12,184.09	$609.20	$12,793.29	$120.57	$12,675.11
7	$12,675.11	$633.76	$13,308.87	$125.43	$13,185.92
8	$13,185.92	$659.30	$13,845.22	$130.48	$13,717.31
9	$13,717.31	$685.87	$14,403.18	$135.74	$14,270.12
10	$14,270.12	$713.51	$14,983.63	$141.21	$14,845.21
Cumulative		$6,011.42		$1,189.72
June 24, 2013
Federated Muni and Stock Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451787 (6/13)
Federated Muni and Stock Advantage Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER FMUAX)
CLASS B SHARES (TICKER FMNBX)
CLASS C SHARES (TICKER FMUCX)
CLASS F SHARES (TICKER FMUFX)
INSTITUTIONAL SHARES (TICKER FMUIX)

SUPPLEMENT TO statement of additional information DATED DECEMBER 31, 2012
Under the heading entitled “ How is the Fund Sold?,” please add the following as the fourth paragraph under the sub-heading “Rule 12b-1 Plan (Class A Shares, Class B Shares, Class C Shares)”:
“Regarding the Fund's Class A Shares, the Class A Shares of the Fund currently do not accrue, pay or incur any Rule 12b-1 Plan fee, although the Board has approved the Class A Shares of the Fund to accrue, pay and incur a Rule 12b-1 Plan fee of up to a maximum amount of 0.05%, or some lesser amount as the Board shall approve from time to time. The Class A Shares of the Fund will not incur or charge such Rule 12b-1 Plan fees until such time as approved by the Fund's Board.''
June 24, 2013

Federated Muni and Stock Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451788 (6/13)